Significant Accounting Policies and Basis of Preparation - Additional Information (Details) - CAD ($) $ in Millions		9 Months Ended
	Jan. 01, 2019	Sep. 30, 2019
Significant accounting policies and basis of preparation
Increase in total assets due to recognition of right-of-use assets		$ 2.1
Increase in total liabilities due to recognition of lease liabilities		$ 2.1
Incremental borrowing rate on discounted lease payments	5%-10%